UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2006

Check here if Amendment [  X  ]; Amendment Number: __1__
	This Amendment (Check only one.): 	[  X  ] is a restatement.
		[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Citicorp Venture Capital Ltd.
Address:	399 Park Avenue
		New York, New York 10043

Form 13F File Number:	28-1090

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Patricia A. Murphy
Title:		Vice President
Phone:		(212) 559-1000

Signature, Place, and Date of Signing:


/s/ Patricia A. Murphy 	       New York, New York 	August 11, 2006

This amendment is being filed to indicate that Citicorp Venture Capital Ltd. ("Old CVC") was liquidated as of June 15, 2006, and its investments were transferred to 399 Venture Partners, Inc. 399 Venture Partners, Inc. was renamed Citicorp Venture Capital Ltd. on June 15, 2006. As a result of such liquidation, Old CVC will no longer file periodic reports, including Form 13F-NT, with the Securities and Exchange Commission.


Report Type (Check only one.):

[   ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number 28-2427
Name:  Citigroup Inc.